PREPAYMENT AND OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2011
PREPAYMENT AND OTHER CURRENT ASSETS

7. PREPAYMENT AND OTHER CURRENT ASSETS

Prepayment and other current assets consisted of the following:

		As of September 30,
	Notes	2010	2011
		US$	US$

Advance to the suppliers	(1)	143	1,585
Prepaid expenses		668	618
Refundable prepayments	(2)	306	320
Funds receivable	(3)	307	245
Prepaid course remuneration		119	—
Deposits		59	56
Others		437	357
Less: allowance for doubtful accounts	(2)	—	(320)

Prepayment and other current assets, net		2,039	2,861

(1)	Advance to the suppliers represents interest-free cash deposits paid to suppliers for future purchase of raw materials and finished goods. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and is monitored on a regular basis by management. A charge to cost of sales will be recorded in the period in which a loss is incurred. To date, the Group has not experienced any loss of advances to suppliers.
(2)	The group prepaid a refundable fee to a government agency in 2010 as a sponsor of ITAT contest which was subsequently cancelled. In 2011, the Group recorded a full allowance as such prepaid amount has been outstanding for more than a year and is probably uncollectable.
(3)	Funds receivable arise due to the time taken to clear customers’ payment transactions through external payment networks. When customers remit fees to the Group via external payment networks using their bank account or credit card, there is a clearing period before the cash is received by the Group which usually takes one to three business days. These fees are treated as a receivable until the cash is received.